SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Net income	$ 5,195	$ 12,388
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	1,840	1,355
Fair value changes	977	(5,151)
Depreciation and amortization	7,683	6,437
Deferred income taxes	191	1,210
Realized disposition gains in fair value changes or equity	903	2,861
Non-controlling interests in FFO	(10,495)	(11,542)
Total FFO	$ 6,294	$ 7,558